Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 28, 2018	Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	ck0001097396
Entity Registrant Name	CERES TACTICAL CURRENCY L.P.
Entity Central Index Key	0001097396
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		716,540.210
Entity Public Float			$ 8,511,652